   As filed with the Securities and Exchange Commission on January 25, 2000.
                                                           File No. 333-50467
                                                                    811-06285
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                         [ ]
         Post-Effective Amendment No.  3                     [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.  46                                   [X]
                      ------

                         HARTFORD LIFE INSURANCE COMPANY
                  PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                 P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                           Marta A. Czekajewski, Esq.
                                  HARTFORD LIFE
                                 P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

 It is proposed that this filing will become effective:

     _____ immediately upon filing pursuant to paragraph (b) of Rule 485
     __X__ on January 31, 2000 pursuant to paragraph (b) of Rule 485
     _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____ on __________, 2000 pursuant to paragraph (a)(1) of Rule 485
     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 495(A)


           N-4 Item No.                       Prospectus Heading
           ------------                       ------------------
     1.    Cover Page                         Hartford Life Insurance Company -
                                              Putnam Capital Manager Trust
                                              Separate Account

     2.    Definitions                        Glossary of Special Terms

     3.    Synopsis or Highlights             Summary

     4.    Condensed Financial                Yield Information
           Information

     5.    General Description of             Hartford Life Insurance Company,
           Registrant                         The Separate Account, The Fixed
                                              Accounts, and The Funds

     6.    Deductions                         Contract Charges

     7.    General Description of             The Contract, The Separate
           Annuity Contracts                  Account, The Fixed Accounts, and
                                              Surrenders

     8.    Annuity Period                     Settlement Provisions

     9.    Death Benefit                      Death Benefits

     10.   Purchases and Contract Value       The Contract, and
                                              Contract Value

     11.   Redemptions                        Surrenders

     12.   Taxes                              Federal Tax Considerations

     13.   Legal Proceedings                  Legal Matters and Experts

     14.   Table of Contents of the           Table of Contents to
           Statement of Additional            Statement of Additional
           Information                        Information

     15.   Cover Page                         Part B; Statement of Additional
                                              Information

     16.   Table of Contents                  Table of Contents

     17.   General Information and History    Summary

     18.   Services                           None

     19.   Purchase of Securities             Distribution of Contracts
           being Offered

     20.   Underwriters                       Distribution of Contracts

     21.   Calculation of Performance Data    Calculation of Yield and Return

     22.   Annuity Payments                   Settlement Provisions

     23.   Financial Statements               Financial Statements

     24.   Financial Statements and           Financial Statements and
           Exhibits                           Exhibits

     25.   Directors and Officers of the      Directors and Officers of the
           Depositor                          Depositor

     26.   Persons Controlled by or Under     Persons Controlled by or Under
           Common Control with the            Common Control with the
           Depositor or Registrant            Depositor or Registrant

     27.   Number of Contract Owners          Number of Contract Owners

     28.   Indemnification                    Indemnification

     29.   Principal Underwriters             Principal Underwriters

     30.   Location of Accounts and           Location of Accounts and Records
           Records

     31.   Management Services                Management Services

     32.   Undertakings                       Undertakings

                                  PARTS A AND B
The Prospectus and Statement of Additional Information are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 3, by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-50467), as filed on September 23, 1999 and declared effective on October 1, 1999.

A Supplement to the Prospectus, dated January 31, 2000 is included in Part A of this Post-Effective Amendment.

                         PUTNAM HARTFORD CAPITAL ACCESS
                                VARIABLE ANNUITY
                         HARTFORD LIFE INSURANCE COMPANY

    SUPPLEMENT DATED JANUARY 31, 2000 TO THE PROSPECTUS DATED OCTOBER 1, 1999

The following Sub-Accounts and underlying Funds will be added in alphabetical order to the cover page of the prospectus:

- PUTNAM AMERICAN GOVERNMENT INCOME SUB-ACCOUNT which purchases Class IB shares of the Putnam VT American Government Income Fund of Putnam Variable Trust

- PUTNAM GROWTH OPPORTUNITIES SUB-ACCOUNT which purchases Class IB shares of the Putnam VT Growth Opportunities Fund of Putnam Variable Trust

The following will be the Annual Fund Operating Expenses table along with corresponding footnotes:

                         ANNUAL FUND OPERATING EXPENSES
                     (As a percentage of average net assets)

----------------------------------------------------------- ---------------- ------------- ------------- ----------------
                                                                                                           TOTAL FUND
                                                              MANAGEMENT                                    OPERATING
                                                            FEES INCLUDING                                  EXPENSES
                                                                WAIVERS       12b-1 FEES      OTHER         INCLUDING
                                                                                             EXPENSES      WAIVERS (1)
----------------------------------------------------------- ---------------- ------------- ------------- ----------------
Putnam VT American Government Income Fund (2)                    0.41%          0.15%         0.49%           1.05%
----------------------------------------------------------- ---------------- ------------- ------------- ----------------
Putnam VT Asia Pacific Growth Fund                               0.80%          0.15%         0.32%           1.27%
----------------------------------------------------------- ---------------- ------------- ------------- ----------------
Putnam VT Diversified Income Fund                                0.67%          0.15%         0.11%           0.93%
----------------------------------------------------------- ---------------- ------------- ------------- ----------------
Putnam VT Global Asset Allocation Fund                           0.65%          0.15%         0.13%           0.93%
----------------------------------------------------------- ---------------- ------------- ------------- ----------------
Putnam VT Global Growth Fund                                     0.60%          0.15%         0.12%           0.87%
----------------------------------------------------------- ---------------- ------------- ------------- ----------------
Putnam VT Growth and Income Fund                                 0.46%          0.15%         0.04%           0.65%
----------------------------------------------------------- ---------------- ------------- ------------- ----------------
Putnam VT Growth Opportunities Fund                              0.70%          0.15%         0.20%           1.05%
----------------------------------------------------------- ---------------- ------------- ------------- ----------------
Putnam VT Health Sciences Fund (1)(2)                            0.56%          0.15%         0.34%           1.05%
----------------------------------------------------------- ---------------- ------------- ------------- ----------------
Putnam VT High Yield Fund                                        0.64%          0.15%         0.07%           0.86%
----------------------------------------------------------- ---------------- ------------- ------------- ----------------
Putnam VT Income Fund                                            0.60%          0.15%         0.07%           0.82%
----------------------------------------------------------- ---------------- ------------- ------------- ----------------
Putnam VT International Growth Fund                              0.80%          0.15%         0.27%           1.22%
----------------------------------------------------------- ---------------- ------------- ------------- ----------------
Putnam VT International Growth and Income Fund                   0.80%          0.15%         0.19%           1.14%
----------------------------------------------------------- ---------------- ------------- ------------- ----------------
Putnam VT International New Opportunities Fund (2)               0.92%          0.15%         0.68%           1.75%
----------------------------------------------------------- ---------------- ------------- ------------- ----------------
Putnam VT Investors Fund (2)                                     0.52%          0.15%         0.33%           1.00%
----------------------------------------------------------- ---------------- ------------- ------------- ----------------
Putnam VT Money Market Fund                                      0.45%          0.15%         0.08%           0.68%
----------------------------------------------------------- ---------------- ------------- ------------- ----------------
Putnam VT New Opportunities Fund                                 0.56%          0.15%         0.05%           0.76%
----------------------------------------------------------- ---------------- ------------- ------------- ----------------
Putnam VT New Value Fund                                         0.70%          0.15%         0.11%           0.96%
----------------------------------------------------------- ---------------- ------------- ------------- ----------------
Putnam VT OTC & Emerging Growth Fund (2)                         0.56%          0.15%         0.34%           1.05%
----------------------------------------------------------- ---------------- ------------- ------------- ----------------
Putnam VT Research Fund (1)(2)                                   0.37%          0.15%         0.48%           1.00%
----------------------------------------------------------- ---------------- ------------- ------------- ----------------
Putnam VT Small Cap Value Fund (1)                               0.80%          0.15%         0.59%           1.54%
----------------------------------------------------------- ---------------- ------------- ------------- ----------------
Putnam VT The George Putnam Fund of Boston (2)                   0.49%          0.15%         0.36%           1.00%
----------------------------------------------------------- ---------------- ------------- ------------- ----------------
Putnam VT Utilities Growth and Income Fund                       0.65%          0.15%         0.07%           0.87%
----------------------------------------------------------- ---------------- ------------- ------------- ----------------
Putnam VT Vista Fund                                             0.65%          0.15%         0.12%           0.92%
----------------------------------------------------------- ---------------- ------------- ------------- ----------------
Putnam VT Voyager Fund                                           0.54%          0.15%         0.04%           0.73%
----------------------------------------------------------- ---------------- ------------- ------------- ----------------

(1) Expenses shown are based on estimated expenses for the first fiscal year. The Class IB 12b-1 plans provide for payments by each Fund to Putnam Mutual Funds at the annual rate of up to 0.35%. The Trustees currently limit 12b-1 payments on Class IB shares to 0.15% of average net assets.

(2) The Management Fees and Other Expenses shown in the table above reflect an expense limitation. In the absence of an expense limitation, Management Fees, Other Expenses, and Total Fund Operating Expenses would have been:

--------------------------------------------------- ----------------- ----------- ------------- ---------------
                                                                                                  TOTAL FUND
                                                    MANAGEMENT FEES                               OPERATING
                                                       INCLUDING                                   EXPENSES
                                                        WAIVERS       12b-1 FEES     OTHER        INCLUDING
                                                                                    EXPENSES       WAIVERS
--------------------------------------------------- ----------------- ----------- ------------- ---------------
Putnam VT American Government Income Fund                0.65%          0.15%        0.49%          1.29%
--------------------------------------------------- ----------------- ----------- ------------- ---------------
Putnam VT Health Sciences Fund                           0.70%          0.15%        0.34%          1.19%
--------------------------------------------------- ----------------- ----------- ------------- ---------------
Putnam VT International New Opportunities Fund           1.20%          0.15%        0.68%          2.03%
--------------------------------------------------- ----------------- ----------- ------------- ---------------
Putnam VT Investors Fund                                 0.65%          0.15%        0.33%          1.13%
--------------------------------------------------- ----------------- ----------- ------------- ---------------
Putnam VT OTC & Emerging Growth Fund                     0.70%          0.15%        0.34%          1.19%
--------------------------------------------------- ----------------- ----------- ------------- ---------------
Putnam VT Research Fund                                  0.65%          0.15%        0.48%          1.28%
--------------------------------------------------- ----------------- ----------- ------------- ---------------
Putnam VT The George Putnam Fund of Boston               0.65%          0.15%        0.36%          1.16%
--------------------------------------------------- ----------------- ----------- ------------- ---------------

The following will be added to the end of the Example that illustrates situations where the Optional Death Benefit Rider is selected:


EXAMPLE

-----------------------------------------------------------------------------------------------------------------------------------
                 If you surrender your Contract at the  If you annuitize your Contract at the  If you do not surrender your end of the applicable time period you  end of the applicable time period you  Contract, you would pay the would pay the following expenses on a  would pay the following expenses on a  following expenses on a $1,000
                 $1,000 investment, assuming a 5%       $1,000 investment, assuming a 5%       investment, assuming a 5%
                 annual return on assets:               annual return on assets:               annual return on assets:
-----------------------------------------------------------------------------------------------------------------------------------
Sub-Account        1 year  3 years  5 years  10 years   1 year  3 years  5 years  10 years     1 year  3 years  5 years  10 years
-----------------------------------------------------------------------------------------------------------------------------------
Putnam American
Government Income   $28      $87       N/A      N/A       $28      $86     N/A      N/A          $28     $87       N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Growth
Opportunities       $28      $87       N/A      N/A       $28      $86     N/A      N/A          $28     $87       N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------

The following will be added to the end of the Example that illustrates situations where the Optional Death Benefit Rider is not selected:


EXAMPLE

-----------------------------------------------------------------------------------------------------------------------------------
                 If you surrender your Contract at the  If you annuitize your Contract at the  If you do not surrender your end of the applicable time period you  end of the applicable time period you  Contract, you would pay the would pay the following expenses on a  would pay the following expenses on a  following expenses on a $1,000
                 $1,000 investment, assuming a 5%       $1,000 investment, assuming a 5%       investment, assuming a 5%
                 annual return on assets:               annual return on assets:               annual return on assets:
-----------------------------------------------------------------------------------------------------------------------------------
Sub-Account        1 year  3 years  5 years  10 years   1 year  3 years  5 years  10 years     1 year  3 years  5 years  10 years
-----------------------------------------------------------------------------------------------------------------------------------
Putnam American
Government Income  $27      $82       N/A      N/A       $26      $81     N/A      N/A          $27     $82       N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Growth
Opportunities      $27      $82       N/A      N/A       $26      $81     N/A      N/A          $27     $82       N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------

The following will be added to the "General Contract Information" section, under "The Funds" in alphabetical order:

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND -- Seeks high current income with preservation of capital as its secondary objective.

PUTNAM VT GROWTH OPPORTUNITIES FUND -- Seeks capital appreciation.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a) All financial statements are included in Part A and Part B of the Registration Statement.

      (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2) Not applicable.

          (3) (a) Principal Underwriter Agreement.(2)

          (3) (b) Form of Dealer Agreement.(2)

          (4) Form of Individual Flexible Premium Variable Annuity Contract.(1)

          (5) Form of Application.(1)

          (6) (a) Certificate of Incorporation of Hartford.(3)

          (6) (b) Bylaws of Hartford.(1)

          (7) Not applicable.

          (8) Not applicable.

          (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel, and Corporate Secretary.

         (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

         (11) No financial statements are omitted.

-----------------------------

        (1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.

        (2) Incorporated by reference to Post Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

        (3) Incorporated by reference to Post Effective Amendment No. 19, to the Registration Statement File No. 33-73570, filed on April 14, 1997.

           (12) Not applicable.

           (13) Not applicable.

           (14) Not applicable.

           (15) Copy of Power of Attorney.

           (16) Organizational Chart.

Item 25.     Directors and Officers of the Depositor

----------------------------------------------------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
----------------------------------------------------------------------------------------------------------------------
Wendell J. Bossen                            Vice President
----------------------------------------------------------------------------------------------------------------------
Gregory A. Boyko                             Senior Vice President, Director*
----------------------------------------------------------------------------------------------------------------------
Peter W. Cummins                             Senior Vice President
----------------------------------------------------------------------------------------------------------------------
Timothy M. Fitch                             Vice President
----------------------------------------------------------------------------------------------------------------------
Mary Jane B. Fortin                          Vice President & Chief Accounting Officer
----------------------------------------------------------------------------------------------------------------------
David T. Foy                                 Senior Vice President & Treasurer
----------------------------------------------------------------------------------------------------------------------
Lynda Godkin                                 Senior Vice President, General Counsel and Corporate Secretary,
                                             Director*
----------------------------------------------------------------------------------------------------------------------
Lois W. Grady                                Senior Vice President
----------------------------------------------------------------------------------------------------------------------
Stephen T. Joyce                             Vice President
----------------------------------------------------------------------------------------------------------------------
Michael D. Keeler                            Vice President
----------------------------------------------------------------------------------------------------------------------
Robert A. Kerzner                            Senior Vice President
----------------------------------------------------------------------------------------------------------------------
Thomas M. Marra                              Executive Vice President, Director*
----------------------------------------------------------------------------------------------------------------------
Joseph J. Noto                               Vice President
----------------------------------------------------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
----------------------------------------------------------------------------------------------------------------------
Donald A. Salama                             Vice President
----------------------------------------------------------------------------------------------------------------------
Lowndes A. Smith                             President and Chief Executive Officer, Director*
----------------------------------------------------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President, Director*
----------------------------------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit 16.


Item 27. Number of Contract Owners

         As of November 30, 1999, there were 157,640 Contract Owners.

Item 28. Indemnification

         Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

         The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat. Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat. Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they become subject by reason of being or having been employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

         The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.

         Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify only a director that was successful on the merits in a suit, under Article III, Section 1 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant for (1) any claims and liabilities to which they become subject by reason of being or having been a directors or officers of the company and legal and (2) other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc.

         and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) HSD acts as principal underwriter for the following investment companies:

             Hartford Life Insurance Company - Separate Account One
             Hartford Life Insurance Company - Separate Account Two
             Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
             Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
             Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
             Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
             Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
             Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account
             Hartford Life Insurance Company - Separate Account Three Hartford Life Insurance Company - Separate Account Five
             Hartford Life Insurance Company - Separate Account Seven

             Hartford Life and Annuity Insurance Company - Separate Account
             One
             Hartford Life and Annuity Insurance Company - Putnam Capital Manager Trust Separate Account Two
             Hartford Life and Annuity Insurance Company - Separate Account
             Three
             Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six American Maturity Life Insurance Company - Separate Account AMLVA Royal Life Insurance Company - Separate Account One
             Royal Life Insurance Company - Separate Account Two
             Alpine Life Insurance Company - Separate Account One
             Alpine Life Insurance Company - Separate Account Two

             (b)  Directors and Officers of HSD

                  Name and Principal                Positions and Offices
                   Business Address                   With Underwriter
                  ------------------                ---------------------
                  Lowndes A. Smith             President and Chief Executive Officer, Director
                  Thomas M. Marra              Executive Vice President, Director
                  Robert A. Kerzner            Executive Vice President
                  Peter W. Cummins             Senior Vice President
                  Lynda Godkin                 Senior Vice President, General Counsel and
                                               Corporate Secretary
                  David T. Foy                 Treasurer
                  George R. Jay                Controller

                  Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

         (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

         (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

             The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES
                                   ----------

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 25th day of January, 2000.

HARTFORD LIFE INSURANCE COMPANY -
PUTNAM CAPITAL MANAGER TRUST
SEPARATE ACCOUNT
      (Registrant)

*By: Thomas M. Marra                            By:   /s/ Marta A. Czekajewski
     -----------------------------------------        ------------------------
     Thomas M. Marra, Executive Vice President        Marta A. Czekajewski
                                                      Attorney-In-Fact

HARTFORD LIFE INSURANCE COMPANY
      (Depositor)

*By: Thomas M. Marra
     -----------------------------------------
     Thomas M. Marra, Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Gregory A. Boyko, Senior Vice President,
   Director*
Lynda Godkin, Senior Vice President, General
 Counsel and Corporate Secretary, Director*
Thomas M. Marra, Executive Vice                 *By: /s/ Marta A. Czekajewski
    President, Director*                            -------------------------
Lowndes A. Smith, President and                      Marta A. Czekajewski
   Chief Executive Officer, Director*                Attorney-In-Fact
David M. Znamierowski, Senior Vice President,
     Director*                                       January 25, 2000

                                  EXHIBIT INDEX


 (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(10)   Consent of Arthur Andersen LLP, Independent Public Accountants.

(15)   Copy of Power of Attorney.

(16)   Organizational Chart.